Paradigm Value Fund
		Schedule of Investments
	September 30, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
56,000	Air Transport Services Group, Inc. *		$ 1,403,360	3.18%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *		329,200	0.75%

Communications Equipment, NEC
6,000	Lumentum Holdings Inc. *		450,780
15,000	Vocera Communications, Inc. *		436,200
			886,980	2.01%

Communications Services, NEC
40,000	Calix, Inc. *		711,200	1.61%

Computer Communications Equipment
124,300	A10 Networks, Inc. *		791,791
150,000	Extreme Networks, Inc. *		603,000
			1,394,791	3.16%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *		641,280	1.45%

Electrical Work
19,700	EMCOR Group Inc.		1,333,887	3.02%

Electronic Computers
6,000	Omnicell, Inc. *		447,960	1.02%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation		1,252,958	2.84%

Laboratory Analytical Instruments
14,500	PerkinElmer Inc.		1,819,895	4.12%

Measuring & Controlling Devices, NEC
10,000	Onto Innovation Inc. *		297,800	0.67%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *		392,700
30,000	Jeld-Wen Holding, Inc. *		678,000
			1,070,700	2.43%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
75,000	Summit Materials, Inc. - Class A *		1,240,500	2.81%

National Commercial Banks
34,000	First Merchants Corporation		787,440
14,936	National Bank Holdings Corporation - Class A		392,070
			1,179,510	2.67%

Office Machines, NEC
80,000	Pitney Bowes Inc.		424,800	0.96%

Optical Instruments & Lenses
16,000	II-VI Incorporated *		648,960	1.47%

Pharmaceutical Preperations
60,000	OptiNose, Inc. *		234,000	0.53%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.		513,900	1.16%

Radio & TV Broadcasting & Communications Equipment
20,000	CalAmp Corp. *		143,800	0.33%

Retail - Apparel & Accessory Stores
170,800	Express Inc. *		104,188
40,000	Tilly’s, Inc. - Class A		241,200
			345,388	0.78%

Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *		396,060	0.90%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.		1,001,156	2.27%

Retail - Retail Stores, NEC
6,000	IAC/InterActiveCorp. *		718,680
12,950	Match Group, Inc. *		1,432,917
			2,151,597	4.88%

Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A		105,885
24,800	Foot Locker, Inc.		819,144
			925,029	2.10%

Semiconductors & Related Devices
61,600	Kulicke & Soffa Industries Inc. (Singapore)		1,379,840
7,588	Marvell Technology Group Ltd. (Bermuda)		301,244
20,000	MaxLinear, Inc. *		464,800
40,000	NeoPhotonics Corporation *		243,600
13,600	Qorvo, Inc. *		1,754,536
			4,144,020	9.39%

Services - Business Services, NEC
130,000	Conduent Incorporated *		413,400
21,400	Tabula Rasa HealthCare, Inc. *		872,478
			1,285,878	2.91%

Services - Computer Integrated Systems Design
100,000	Ribbon Communications Inc. *		387,000	0.88%

Services - Help Supply Services
44,400	Kforce Inc.		1,428,348	3.24%

Services - Home Health Care Services
18,500	Addus HomeCare Corporation *		1,748,435	3.96%

Services - Hospitals
13,100	Magellan Health Services Inc. *		992,718	2.25%

Services - Management Services
30,000	R1 RCM Inc. *		514,500	1.17%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.		570,600	1.29%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.		383,670	0.87%

Special Industry Machinery, NEC
35,100	Brooks Automation, Inc.		1,623,726
40,000	Veeco Instruments Inc. *		466,800
			2,090,526	4.74%

State Commercial Banks
21,000	Banner Corporation		677,460
8,448	Prosperity Bancshares, Inc.		437,860
36,000	Renasant Corporation		817,920
			1,933,240	4.38%

Telegraph & Other Message Communications
18,400	j2 Global, Inc. *		1,273,648	2.89%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *		378,180	0.86%

Transportation Services
15,400	GATX Corp.		981,750	2.23%

Water, Sewer, Pipeline, Comm & Power Line Construction
25,000	Primoris Services Corporation		451,000	1.02%

Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation		1,517,130	3.44%

Total for Common Stocks (Cost $24,689,037)			40,875,354	92.64%

REAL ESTATE INVESTMENT TRUSTS
19,000	Blackstone Mortgage Trust, Inc. - Class A		417,430
11,650	Mid-America Apartment Communities Inc.		1,350,817
38,000	TPG RE Finance Trust, Inc.		321,480
Total for Real Estate Investment Trusts (Cost $1,592,016)			2,089,727	4.74%

MONEY MARKET FUNDS
1,072,143	SEI Daily Income Trust Government Fund CL F 0.01% **		1,072,143	2.43%
Total for Money Market Funds (Cost $1,072,143)

Total Investment Securities			44,037,224	99.81%
	(Cost $27,353,196)

Other Assets in Excess of Liabilities			85,063	0.19%

Net Assets			$ 44,122,287	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2020, was $27,353,196. At September 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 20,283,017
		Unrealized Loss	(3,598,989)
		Unrealized Gain	$ 16,684,028

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 40,875,354	$ -	$ -	$ 40,875,354
Real Estate Investment Trusts	2,089,727	-	-	2,089,727
Money Market Funds	1,072,143	-	-	1,072,143
Total	$ 44,037,224	$ -	$ -	$ 44,037,224

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2020.